BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 161,277	$ 257,872
Prepaid expenses	495,915	1,125,255
Total current assets	657,192	1,383,127
Investments held in Trust Account	817,356,537	816,985,533
Total assets	818,013,729	818,368,660
Current liabilities:
Accounts payable and accrued offering costs	6,560,426	383,164
Advances from related party	2,040,211	373,517
Note payable - Sponsor	5,800,000	1,500,000
Total current liabilities	14,400,637	2,256,681
Derivative warrant liabilities	55,943,533	74,642,310
Deferred underwriting compensation	28,588,350	28,588,350
Total liabilities	98,932,520	105,487,341
Commitments and contingencies (Note 7)
Class A ordinary shares subject to possible redemption; 81,681,000 shares (at approximately $10.00 per share) as of December 31, 2021 and 2020	816,810,000	816,810,000
Shareholders' deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(97,729,812)	(103,929,702)
Total shareholders' deficit	(97,728,791)	(103,928,681)
Total liabilities and shareholders' deficit	818,013,729	818,368,660
Class A ordinary shares
Current liabilities:
Class A ordinary shares subject to possible redemption; 81,681,000 shares (at approximately $10.00 per share) as of December 31, 2021 and 2020	816,810,000	816,810,000
Class B ordinary shares
Shareholders' deficit:
Ordinary shares	$ 1,021	$ 1,021